Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). A three-tier fair value hierarchy is used to prioritize the inputs used in measuring fair value.  These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as observable inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Assets measured at fair value on a recurring basis

As of December 31, 2011 and 2012, the Company held certain assets that are required to be measured at fair value on a recurring basis.  These included the Company’s cash equivalents and marketable securities. The following tables present the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2011 and 2012:

			Fair Value Measurements as of December 31, 2011 Using
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash equivalents	$105,297	$105,297	$105,297	$—	$—
Government and agency securities	11,304	11,304	—	11,304	—
Corporate debt securities	11,057	11,057	—	11,057	—
Commercial paper	4,246	4,246	—	4,246	—
Certificates of deposit	3,000	3,000	—	3,000	—
Total	$134,904	$134,904	$105,297	$29,607	$—

			Fair Value Measurements as of December 31, 2012 Using
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash equivalents	$27,854	$27,854	$27,854	$—	$—
Government and agency securities	30,181	30,181	—	30,181	—
Corporate debt securities	5,314	5,314	—	5,314	—
Commercial paper	9,293	9,293	—	9,293	—
Certificates of deposit	1,552	1,552	—	1,552	—
Municipal bonds	511	511	—	511	—
Total	$74,705	$74,705	$27,854	$46,851	$—

As of December 31, 2011 and 2012, the Company classified its cash equivalents within Level 1 because these securities were valued based on quoted market prices in active markets. The Company classified its government and agency securities, corporate debt securities, commercial paper and certificates of deposit within Level 2 because these securities were valued based on quoted prices in markets that are less active, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. The Company utilizes an independent pricing service to assist in obtaining fair-value pricing for its Level 2 securities.  Where observable market data is available, the pricing service will use a weighted average price from a variety of data providers.  Where observable market data is not readily available, the pricing service will use a pricing model appropriate to the type and structure of the security.  The Company periodically evaluates the reasonableness of these models.
Assets and liabilities measured at fair value on a nonrecurring basis
Disclosures are required for certain assets and liabilities that are measured at fair value on a nonrecurring basis in periods subsequent to initial recognition. Such measurements of fair value relate primarily to long-lived asset impairments. The Company recorded a non-cash impairment charge of $1.7 million during the year ended December 31, 2010 to write-down its New Edge trade name. There were no material long-lived asset impairments during the years ended December 31, 2011 and 2012.
Fair value of debt

The estimated fair values of the Company’s Senior Notes and ITC^DeltaCom Notes were determined based on Level 1 input using quoted prices in active markets. The following table presents the fair value of the Company’s debt, excluding capital leases, as of December 31, 2011 and 2012:

	As of December 31, 2011		As of December 31, 2012
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
	(in thousands)
ITC^DeltaCom senior secured notes	$346,856	$320,578	$307,994	$306,915
EarthLink senior notes	290,221	284,700	291,182	315,000
Total debt, excluding capital leases	$637,077	$605,278	$599,176	$621,915